Material accounting policies - Compound financial instruments (Details) $ in Millions		12 Months Ended
	Aug. 16, 2023 ¥ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ¥ / shares	Dec. 31, 2024 USD ($)	Jul. 20, 2022 ¥ / shares	Sep. 15, 2020 USD ($)
Exit payment agreement
Compound financial instruments
Exercise price of warrant					¥ 4.67
Peak Asia Investment Holdings V Limited (ADV)
Compound financial instruments
Number of shares issued | shares	12,088,808
Conversion price per ordinary share	¥ 4.203
Peak Asia Investment Holdings V Limited (ADV) | Exit payment agreement
Compound financial instruments
Financial liabilities | $				$ 2.7		$ 2.7
Exercise price of warrant			¥ 4.67
Debt conversion original amount | $		$ 2.7